Notes Payable - Schedule of Notes Payable (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Notes Payable [Abstract]
Outstanding, December 31, 2023
Fair value of Notes issued	622,239
Transaction costs	(85,558)
Interest accretion	613,319
Repayment	(1,150,000)
Outstanding, December 31, 2024